Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of expenses incurred during the reporting period. Actual results could differ from those estimates and such differences could be material to the Company’s financial position and results of operations.

Significant estimates and assumptions include the valuation of equity instruments and equity-linked instruments, including the valuation of the Company’s common stock and the valuation of the Company’s common stock options for purposes of accounting for stock-based compensation, and accruals for clinical trials and the valuation allowances on deferred tax assets.

Use of Estimates

The preparation of financial statements  in conformity  with GAAP requires management to make estimates and assumptions  that affect the reported  amounts  of assets and liabilities, the disclosure of contingent  liabilities at the date of the financial statements,  and the reported  amounts  of expenses incurred during the reporting  period. Actual results could differ from those estimates and such differences could be material to the Company’s financial position and results of operations.

Significant estimates and assumptions  include the valuation  of equity instruments and equity-linked instruments, including the valuation  of the Company’s common stock and the valuation  of the Company’s common stock options for purposes of accounting  for stock-based  compensation, and accruals for clinical trials and the valuation  allowances on deferred tax assets.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents. Cash and cash equivalents are deposited in demand and money market accounts with established financial institutions and, at times, such balances with any one financial institution may be in excess of the Federal Deposit Insurance Corporation insured limits. To date, the Company has not experienced any losses on its deposits of cash and cash equivalents.

The Company operates in a dynamic and highly competitive industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations, or cash flows: ability to obtain future financing; advances and trends in new technologies and industry standards; results of clinical trials; regulatory approval and market acceptance of the Company’s products; development of sales channels; certain strategic relationships; litigation or claims against the Company based on intellectual property, patent, product, regulatory, or other factors; and the Company’s ability to attract and retain employees necessary to support its growth.

The Company’s postoperative pain reduction product candidate, brivoligide, is an oligonucleotide. The Company currently uses Nitto-Denko Avecia, Inc. (“Avecia”) as a single supplier for the brivoligide drug substance. There are currently a limited number of oligonucleotide manufacturers with commercial scale capabilities globally. While the Company intends to develop secondary sources for manufacturing of its drug candidates in the future, there can be no assurance that it will be able to do so on commercially reasonable terms, or at all. Any interruption in the supply of this key material could significantly delay the research and development process or increase the expenses for development and commercialization of the Company’s product candidates. The quality of materials can be critical to the performance of a drug delivery technology. Therefore, the lack of a reliable source that provides a consistent supply of high quality materials would harm the Company. At September 30, 2019, this vendor represented 26% of total accounts payable.

At December 31, 2018, three vendors represented 52%,  26% and 15% of total accounts payable. Two of these vendors supported general and administrative activities, primarily associated with the Merger and next round of equity financing, which accounted for 67% of the total accounts payable. The remaining vendor supported clinical study activities. At September 30, 2019, three vendors represented 26%,  26% and 23% of total accounts payable, respectively. One of these vendors supported clinical study activities and accounted for 26% of total accounts payable. The second vendor supported manufacturing activities and accounted for 26% of total accounts payable. The third vendor supported general and administrative activities associated with the Merger and the next round of equity financing.

Concentration of Credit Risk and Other Risks and Uncertainties

Financial  instruments that potentially  subject the Company  to concentration of credit risk consist of cash and cash equivalents. Cash and cash equivalents are deposited in demand and money market accounts with established financial institutions and, at times, such balances with any one financial institution may be in excess of the Federal Deposit Insurance  Corporation insured limits. To date, the Company  has not experienced any losses on its deposits of cash and cash equivalents.

The Company  operates in a dynamic and highly competitive industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations, or cash flows: ability to obtain  future financing; advances and trends in new technologies and industry standards; results of clinical trials; regulatory  approval  and market acceptance of the Company’s products;  development  of sales channels; certain strategic relationships;  litigation or claims against the Company  based on intellectual property,  patent,  product,  regulatory, or other factors; and the Company’s ability to attract  and retain employees necessary to support  its growth.

The Company’s postoperative pain reduction  product  candidate,  brivoligide, is an oligonucleotide.  The Company  currently uses Avecia as a single supplier for the brivoligide drug substance.  There are currently a limited number of oligonucleotide  manufacturers with commercial scale capabilities globally. While the Company  intends to develop secondary sources for manufacturing of its drug candidates  in the future, there can be no assurance that it will be able to do so on commercially reasonable  terms, or at all. Any interruption in the supply of this key material could significantly delay the research and development process or increase the expenses for development  and commercialization of the Company’s product candidates.  The quality of materials can be critical to the performance of a drug delivery technology. Therefore, the lack of a reliable source that provides a consistent supply of high quality materials would harm the Company.  At December 31, 2018, this vendor’s activity was not material to total accounts payable.

At December 31, 2017, two vendors represented  56% and 31%, of total accounts payable. The vendor that represented  56% of the Company’s accounts payable, supported manufacturing activities and the other vendor was associated with clinical study activities. At December 31, 2018, three vendors represented  52%,  26% and 15% of total accounts payable. Two of these vendors supported general and administrative activities, primarily associated with the Merger and next round of equity financing, which accounted  for 67% of the total accounts payable. The remaining vendor supported clinical study activities.

Clinical Trial Accruals, Policy [Policy Text Block]

Clinical Trial Accruals

The Company’s clinical trial accruals are based on patient enrollment and related costs at clinical investigator sites as well as for the services received and efforts expended pursuant to contracts with multiple research institutions and contract research organizations (“CROs”) that conduct and manage clinical trials on the Company’s behalf. The Company accrues expenses related to clinical trials based on contracted amounts applied to the level of patient enrollment and activity according to the clinical trial protocol. If timelines or contracts are modified based upon changes in the clinical trial protocol or scope of work to be performed, the Company modifies the estimates of accrued expenses accordingly. To date, the Company has had no significant adjustments to accrued clinical trial expenses.

Clinical Trial Accruals

The Company’s clinical trial accruals are based on patient enrollment and related costs at clinical investigator  sites as well as for the services received and efforts expended pursuant to contracts  with multiple research institutions and contract  research organizations that conduct and manage clinical trials on the Company’s behalf. The Company  accrues expenses related to clinical trials based on contracted amounts applied to the level of patient enrollment and activity according to the clinical trial protocol.  If timelines or contracts  are modified based upon changes in the clinical trial protocol  or scope of work to be performed, the Company  modifies the estimates of accrued expenses accordingly. To date, the Company  has had no significant adjustments to accrued clinical trial expenses.

In March 2018, the Company  closed its contracts  with Premier Research International LLC and CRF Health,  Inc. (“Contract Research Organizations or CROs”) upon completion  of a Phase 2 clinical trial in March 2018. For the years ended December 31, 2017 and 2018, the Company  incurred $6.2 million and $95,000, respectively, of expenses in connection  with this clinical study.

In November  2018, the Company  entered into agreements with PRA Health,  Inc. and CRF Health, Inc. (“Contract Research Organizations or CROs”) pursuant to which the CROs agreed to assist the Company  with the conduct of a Phase 2 clinical trial. To support  additional clinical trial activities the Company  also entered into agreements with Premier Research International LLC for biostatistical services, ICON Central Laboratories for laboratory services and Almac Clinical Services for storage and distribution services. In connection  with this clinical study, the Company  incurred expenses of $0 and $185,000 for the years ended December 31, 2017 and 2018, respectively.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents The Company considers all highly liquid investments purchased with a maturity of three months or less on the date of acquisition to be cash and cash equivalents.	Cash and Cash Equivalents The Company considers all highly liquid investments purchased with a maturity of three months or less on the date of acquisition to be cash and cash equivalents.
Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment, Net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using a straight-line method over the estimated useful lives of the assets, generally three to five years. Leasehold improvements are amortized over the shorter of the estimated useful life of the asset or the remaining term of the lease.

Expenditures for repairs and maintenance are charged to expense as incurred. Upon disposition of an asset, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is reflected in the statements of operations.

Property and Equipment, Net

Property  and equipment  are stated at cost, net of accumulated depreciation. Depreciation is computed using a straight-line  method over the estimated useful lives of the assets, generally three to five years. Leasehold improvements  are amortized  over the shorter of the estimated useful life of the asset or the remaining term of the lease.

Expenditures  for repairs and maintenance are charged to expense as incurred. Upon disposition  of an asset, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is reflected in the statements  of operations.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]

Impairment of Long-Lived Assets

The Company’s long-lived assets and other assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds its fair value. As of December 31, 2018 and September 30, 2019, the Company had not experienced any impairment losses on its long-lived assets.

Impairment of Long-Lived Assets

The Company’s long-lived assets and other assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount  of the asset may not be recoverable. Recoverability  of an asset to be held and used is measured by a comparison of the carrying amount  of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured as the amount  by which the carrying amount of the asset exceeds its fair value. As of December 31, 2017 and 2018, the Company  had not experienced any impairment losses on its long-lived assets.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted Cash

At December 31, 2018 and September 30, 2019, the Company had $55,000 restricted and held by a bank as collateral for a letter of credit provided to the Company’s facility landlord. In addition, as of September 30, 2019, the Company had $198,000 restricted from withdrawal and held by a bank in the form of a secured money market account as collateral for Oxford in conjunction with a debt amendment that occurred in January 2019.

Restricted Cash As of December 31, 2017 and 2018, the Company had $55,000 restricted and held by a bank as collateral for a letter of credit provided to the Company’s facility landlord.
Share-based Payment Arrangement [Policy Text Block]

Stock-Based Compensation

Stock-based compensation is measured at the grant date based on the fair value of the award. The fair value of the award that is ultimately expected to vest is recognized as expense on a straight-line basis over the requisite service period, which is generally the vesting period. The Company recognizes forfeitures as they occur.

The Company uses the Black-Scholes option-pricing model (the “Black-Scholes model”) as the method for determining the estimated fair value of stock options.

Expected Term — The expected term represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method.

Expected Volatility — Expected volatility is estimated using comparable public companies’ volatility for similar terms.

Expected Dividend — The Black-Scholes model calls for a single expected dividend yield as an input. Other than the dividend paid in connection with the Merger, the Company has never paid dividends and has no plans to pay dividends.

Risk-Free Interest Rate — The risk-free interest rate used in the Black-Scholes model is based on the U.S. Treasury zero-coupon issues in effect at the time of grant for periods corresponding with the expected term of the option.

Stock-Based Compensation

Stock-based compensation is measured at the grant date based on the fair value of the award. The fair value of the award that is ultimately expected to vest is recognized as expense on a straight-line  basis over the requisite service period, which is generally the vesting period. The Company  recognizes forfeitures as they occur.

The Company  uses the Black-Scholes option-pricing model (the “Black-Scholes model”) as the method for determining  the estimated fair value of stock options.

Expected Term — The expected term represents the period that the Company’s stock-based  awards are expected to be outstanding and is determined  using the simplified method.

Expected Volatility — Expected volatility is estimated using comparable public companies’ volatility for similar terms.

Expected Dividend — The Black-Scholes model calls for a single expected dividend yield as an input. The Company  has never paid dividends and has no plans to pay dividends.

Risk-Free Interest Rate — The risk-free interest rate used in the Black-Scholes model is based on the U.S. Treasury zero-coupon  issues in effect at the time of grant for periods corresponding with the expected term of the option.

Research and Development Expense, Policy [Policy Text Block]

Research and Development

Research and development expenses consist of personnel costs, including salaries, benefits and stock-based compensation, preclinical studies, clinical studies performed by contract research organizations (“CROs”), materials and supplies, licenses and fees, and overhead allocations consisting of various administrative and facilities related costs. The Company charges research and development costs, including clinical study costs, to expense when incurred.

Research and Development

Research and development  expenses consist of personnel costs, including salaries, benefits and stock-based  compensation, preclinical studies, clinical studies performed  by Contract Research Organizations (or “CROs”), materials and supplies, licenses and fees, and overhead allocations  consisting of various administrative and facilities related costs. The Company  charges research and development  costs, including clinical study costs, to expense when incurred.

Collaborative Arrangement, Accounting Policy [Policy Text Block]

Collaboration Agreement

In June 2018, the Company entered into a collaboration agreement with twoXAR, an artificial intelligence-driven drug discovery company, in order to identify potential product candidates for the treatment of endometriosis. In May 2019, the Company made a collaboration initiation payment of $75,000, which was charged to research and development expenses when incurred.

In June 2019, Adynxx received an initial set of candidate predictions from twoXAR. The Company has initiated a review of the potential products to determine if any are viable candidates for further research and development.

Collaboration Agreement

In June 2018, the Company  entered into a collaboration agreement with twoXAR,  an artificial intelligence-driven drug discovery company, in order to identify potential  product  candidates  for the treatment of endometriosis.  Through  December 31, 2018, the Company  was not obligated to make any payments under the terms of the collaboration agreement.

Grant Reimbursement, Policy [Policy Text Block]

Grant Reimbursements

In December 2018, the Company received a Notice of Award from the National Institute on Drug Abuse (“NIDA”), part of the National Institutes of Health (“NIH”), to support the clinical development of its lead product candidate, brivoligide. NIH grants provide funds for certain types of expenditures in connection with research and development activities over a contractually defined period. The maximum funding expected to be available under this grant for qualified expenditures over the two-year period through December 2020 is approximately $5.7 million.

On January 1, 2019, the Company adopted Accounting Standards Update (ASU) 2018‑08, “Clarifying the Scope and the Accounting Guidance for Contributions Received and Contributions Made.” Based on this guidance, the Company determined that grant payments received met the definition of a ‘conditional contribution’ (versus an exchange contract) because (i) the Company has limited discretion in the way the funds may be spent, which creates a barrier to entitlement, and (ii) the grant contains provisions that release the awarding agency from the obligation to transfer funds that are not expended at the time the award is terminated. The Company recognizes grant reimbursements as a contra operating expense and reflects this as a component of its loss from operations in the period during which the qualifying expenses are incurred and the related services rendered, provided that the applicable performance obligations have been met.

For the nine months ended September 30, 2019, the Company incurred qualified expenses and recognized $1.9 million of grant reimbursements.

Grant Reimbursements

In December 2018, the Company  received a Notice of Award from the National Institute  on Drug Abuse (“NIDA”), part of the National Institutes  of Health (“NIH”), to support  the clinical development  of its lead product  candidate,  brivoligide. NIH grants provide funds for certain types of expenditures in connection  with research and development  activities over a contractually defined period. The maximum funding expected to be available under this grant for qualified expenditures over the two year period through December 2020 is approximately $5.7 million.

As of December 31, 2018, the Company  had not incurred qualified expenses.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company accounts for income taxes using the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

In evaluating the ability to recover its deferred income tax assets, the Company considers all available positive and negative evidence, including its operating results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. In the event the Company determines that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance, which would reduce the provision for income taxes. Conversely, in the event that all or part of the net deferred tax assets are determined not to be realizable in the future, an adjustment to the valuation allowance would be charged to earnings in the period such determination is made.

The Company recognizes the tax benefit from uncertain tax positions in accordance with GAAP, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in a company’s tax return.

Income Taxes

The Company  accounts for income taxes using the asset and liability method whereby deferred tax asset and liability account balances are determined  based on differences between the financial reporting  and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company  provides a valuation  allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

In evaluating the ability to recover its deferred income tax assets, the Company  considers all available positive and negative evidence, including its operating  results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. In the event the Company  determines that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation  allowance, which would reduce the provision for income taxes. Conversely, in the event that all or part of the net deferred tax assets are determined  not to be realizable in the future, an adjustment to the valuation  allowance would be charged to earnings in the period such determination is made.

The Company  recognizes the tax benefit from uncertain  tax positions in accordance  with GAAP, which prescribes a recognition threshold  and measurement  attribute for the financial statement  recognition and measurement  of uncertain  tax positions taken or expected to be taken in a company’s tax return.

Earnings Per Share, Policy [Policy Text Block]

Net Loss per Basic and Diluted Share

Net loss per basic common share is computed on the basis of the net loss for the period divided by the weighted average number of common shares outstanding during the period. Diluted net loss per share is based upon the weighted average number of common shares and of common share equivalents outstanding when dilutive. Common share equivalents include outstanding stock options, warrants and non-vested restricted stock which are included under the treasury share method when dilutive. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents, because their inclusion would be antidilutive. At September 30, 2019 and 2018 there were 781,845 and 5,064,059, respectively, of potentially dilutive shares excluded from the computation of diluted earnings per share due to their antidilutive effect.

Convertible Preferred Stock Warrants, Policy [Policy Text Block]

Convertible Preferred Stock Warrants

At December 31, 2018, freestanding warrants to acquire shares of convertible preferred stock were classified as liabilities on the accompanying balance sheet. These warrants were subject to remeasurement at fair value at each balance sheet date, and any change in fair value is recognized as a component of other income or expense. In connection with the Merger, the warrants were exchanged into warrants that no longer met the definition of a derivative and thus, $234,000 of warrant liabilities was reclassified into equity during the nine months ended September 30, 2019.

Convertible Preferred Stock Warrants

Freestanding warrants  to acquire shares of convertible preferred stock are classified as liabilities on the accompanying balance sheets. These warrants  are subject to remeasurement at fair value at each balance sheet date, and any change in fair value is recognized as a component of other income or expense. The Company  will continue to adjust the carrying values of freestanding  warrants  classified as liabilities for changes in fair value until the earlier of the exercise or expiration  of the warrants  or the completion  of a liquidation event, including the completion  of an initial public offering.

Debt Modifications and Extinguishments, Policy [Policy Text Block]

Debt Modifications and Extinguishments

When the Company modifies debt, it does so in accordance with Accounting Standards Codification (“ASC”) 470‑50, Debt: Modifications and Extinguishments, which requires modification to debt instruments to be evaluated to assess whether the modifications are considered “substantial modifications”. A substantial modification of terms shall be accounted for like an extinguishment. Based on the guidance relied upon and the analysis performed, the Company determined that the October 2018 modification of the March 2018 and September 2018 Notes, to add an additional conversion option in the event of a reverse merger, was considered to be a “substantial modification”. As a result, it treated this modification as an ‘extinguishment’ of those debts and recognized $11,000 of net gain from this debt extinguishment in other income in October 2018. All other changes to debt provisions were not considered substantial and were treated as debt modifications, with the exception of the modification in August 2019 which was accounted for as a troubled debt restructuring.

Debt Modifications and Extinguishments

When the Company  modifies debt, it does so in accordance with Accounting Standards Codification (“ASC”) 470-50, Debt: Modifications and Extinguishments, which requires modification  to debt instruments to be evaluated to assess whether the modifications  are considered “substantial modifications”. A substantial modification  of terms shall be accounted  for like an extinguishment.  Based on the guidance relied upon and the analysis performed,  the Company  determined  that the October 2018 modification  of the March 2018 and September 2018 Notes, to add an additional conversion option in the event of a reverse merger, was considered to be a “substantial modification”. As a result, it treated this modification  as an ‘extinguishment’ of those debts and recognized $11,000 of net gain from this debt extinguishment  in other income. All other changes to debt provisions were not considered substantial and were treated as debt modifications.

Derivatives, Policy [Policy Text Block]

Derivative Instruments

ASC 815‑15, Derivatives and Hedging: Embedded Derivatives, generally provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as freestanding derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument subject to the requirement of ASC 815.

At December 31, 2018 and September 30, 2019, the Company maintained outstanding Notes which contained various embedded derivative features. In particular, these Notes contained the following features:

1)	A share settled redemption in a qualified preferred stock financing; and
2)	The right to an accelerated cash repayment in the event of a change in control.

These embedded features were not considered clearly and closely related to the debt host, therefore, they were bifurcated and accounted for separately from the debt host as a derivative liability. Derivative financial liabilities are initially recorded at fair value, with gains and losses arising from changes in fair value recognized in the statement of operations at each period end while such instruments are outstanding.

As of December 31, 2018 and September 30, 2019, the Company determined that there was no fair value associated with the embedded derivatives that remained with the outstanding convertible notes. See ’Note 7 — Term Loans and Convertible Promissory Notes’ for further discussion of the Notes and the bifurcated derivative liability.

Derivative Instruments

ASC 815-15, Derivatives and Hedging: Embedded Derivatives, generally provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as freestanding  derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics  and risks of the embedded derivative instrument  are not clearly and closely related to the economic characteristics  and risks of the host contract,  (b) the hybrid instrument  that embodies both the embedded derivative instrument  and the host contract  is not re-measured at fair value under otherwise applicable generally accepted accounting  principles with changes in fair value reported  in earnings as they occur and (c) a separate instrument  with the same terms as the embedded derivative instrument  would be considered a derivative instrument  subject to the requirement  of ASC 815.

The Company  issued certain Notes in March 2018, September 2018, and December 2018, which contained  various embedded derivative features. In particular, these Notes contained  the following features:

(1)	A share settled redemption in a qualified preferred stock financing; and
(2)	The right to an accelerated cash repayment in the event of a change in control.

These embedded features were not considered clearly and closely related to the debt host, therefore, they were bifurcated  and accounted  for separately from the debt host as a derivative liability. Derivative financial liabilities are initially recorded at fair value, with gains and losses arising from changes in fair value recognized in the statement  of operations at each period end while such instruments are outstanding.

In October 2018, the Company  modified the March 2018 and September 2018 Notes to add an additional conversion feature. The Company determined this was a “substantial modification” as defined in ASC 470-50 ‘Debt: Modifications and Extinguishments’. As a result, these Notes were accounted  for as an ‘extinguishment’ of the debt and related derivative liability.

As of December 31, 2018, the Company  determined  that there was no fair value associated with the embedded derivatives that remained with the modified March 2018, the modified September 2018 and December 2018 Notes. See ‘Note 5 — Term Loans and Convertible Promissory Notes’ for further discussion of the Notes and the bifurcated  derivative liability.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

ASC 820‑10, Fair Value Measurement, provides a framework for measuring fair value under GAAP and requires expanded disclosures regarding fair value measurements. The standard defines fair value as an exit price, representing the amount that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. The standard also establishes a fair value hierarchy, which prioritizes the inputs used in measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2 — Inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 — Unobservable inputs for the asset or liability only used when there is little, if any, market activity for the asset or liability at the measurement date.

This hierarchy requires the use of observable market data when available and to minimize the use of unobservable inputs when determining fair value.

The following table presents the Company’s fair value hierarchy for its warrant liability measured at fair value on a recurring basis at December 31, 2018 (in thousands):

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial liabilities
Warrant liability	$—	$—	$140	$140
Total financial liabilities	$—	$—	$140	$140

The Level 3 derivative at December 31, 2018 consisted of a warrant liability of Private Adynxx that, at December 31, 2018, was exercisable into preferred shares that were potentially redeemable. In connection with the Merger, the warrants were exchanged into warrants that no longer met the definition of a derivative and thus, the balance was reclassified into equity in May 2019.

The change in fair value of the warrant liability for the nine months ended September 30, 2018 and 2019 are as follows (in thousands):

	Nine Months Ended September 30,
	2018	2019
Fair value, beginning of period	$42	$140
Change in fair value of preferred stock warrants	1	94
Exchange of warrants upon Merger	—	(234)
Fair value at end of period	$43	$—

The carrying amounts reported in the accompanying balance sheets for cash and cash equivalents, accounts payable and accrued liabilities approximate their fair value due to their short maturities. The fair value of the Company’s term loan is based on the borrowing rate currently available to the Company for borrowings with similar terms and maturity and approximates its carrying value.

Derivative liability instruments are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies, or similar techniques, and at least one significant model assumption or input is unobservable. Level 3 liability instruments consist of the preferred stock warrant liability and derivative liability, for both of which there is no observable market data for the determination of fair value and requires significant management judgment and estimation.

While the Company’s Notes contain embedded derivative liabilities, the Company determined that the fair value of these liabilities were zero at December 31, 2018 and September 30, 2019. See ‘Note 7 — Term Loans and Convertible Promissory Notes’ for further discussion on the derivative liability activity.

The change in fair value of the derivative liability relating to the Notes for the nine months ended September 30, 2018 and 2019 is summarized below (in thousands):

	Nine Months Ended September 30,
	2018	2019
Fair value, beginning of period	$—	$—
Embedded derivative liability from the issuance of Notes	864	—
Change in value of embedded derivatives	(211)	—
Fair value at end of period	$653	$—

Fair Value of Financial Instruments

ASC 820-10, Fair Value Measurement, provides a framework  for measuring fair value under GAAP and requires expanded disclosures regarding fair value measurements. The standard defines fair value as an exit price, representing the amount  that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. The standard also establishes a fair value hierarchy, which prioritizes the inputs used in measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Company  has the ability to access as of the measurement  date.

Level 2 — Inputs  other than quoted prices included within Level 1 that are directly observable for the asset or liability or indirectly observable through  corroboration with observable market data.

Level 3 — Unobservable inputs for the asset or liability only used when there is little, if any, market activity for the asset or liability at the measurement  date.

This hierarchy requires the use of observable market data when available and to minimize the use of unobservable inputs when determining  fair value.

The following tables present the Company’s fair value hierarchy for all of its financial instruments measured at fair value on a recurring basis as of December 31, 2017 and December 31, 2018 (in thousands):

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Warrant liability	$—	$—	$42	$42
Total financial liabilities	$—	$—	$42	$42

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Warrant liability	$—	$—	$140	$140
Total financial liabilities	$—	$—	$140	$140

The carrying amounts reported in the accompanying balance sheets for cash and cash equivalents, accounts payable and accrued liabilities approximate their fair value due to their short maturities.  The fair value of the Company’s term loan is based on the borrowing  rate currently available to the Company  for borrowings  with similar terms and maturity  and approximates its carrying value.

Derivative liability instruments are considered Level 3 when their fair values are determined  using pricing models, discounted  cash flow methodologies,  or similar techniques, and at least one significant model assumption or input is unobservable. Level 3 liability instruments consist of the preferred stock warrant liability and derivative liability, for both of which there is no observable market data for the determination of fair value and requires significant management judgment and estimation.

The fair value of the warrant liability was determined  using the Black-Scholes model (see ‘Note 8 — Warrants’ for a further discussion of the preferred stock warrants). The change in fair value of the preferred stock warrant liability is summarized below (in thousands):

	Years Ended
	December 31,
	2017	2018
Fair value, beginning of period	$54	$42
Preferred stock warrants – exercised	(8)	—
Change in fair value of preferred stock warrants	(4)	98
Fair value at end of period	$42	$140

The fair value of the embedded derivative liability related to the Company’s Notes was determined using a bond plus option model. As of December 31, 2018, the Company  determined  that there was no fair value remaining for the embedded derivatives associated with the modified March 2018, modified September 2018 and December 2018 Notes. See ‘Note 5 — Term Loans and Convertible Promissory Notes’ for further discussion on the derivative liability activity.

The change in fair value of the derivative liability relating to the Notes is summarized below (in thousands):

	Years Ended
	December 31,
	2017	2018
Fair value, beginning of period	$—	$—
Embedded derivative liability from the issuance of Notes	—	864
Change in value of embedded derivatives	—	(211)
Termination of the embedded derivative liability due to the extinguishment of the related Notes	—	(653)
Fair value at end of period	$—	$—

Discontinued Operations, Policy [Policy Text Block]

Discontinued Operations

Discontinued operations represent the activities of the AquaMed business that was assumed in connection with the Merger and subsequently spun off during the three months ended June 30, 2019. See ‘Note 3 — Reverse Merger’. There are no ongoing activities or obligations associated with discontinued operations at September 30, 2019.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Adopted Accounting Pronouncements

Lease Accounting

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016‑02, Leases (Topic 842) (“ASU 2016‑02”). ASU 2016‑02 is intended to improve financial reporting of leasing transactions by requiring organizations that lease assets to recognize assets and liabilities for the rights and obligations created by leases that extend more than twelve months on the balance sheet. This accounting update also requires additional disclosures surrounding the amount, timing, and uncertainty of cash flows arising from leases. ASU 2016‑02 is effective for financial statements issued for annual and interim periods beginning after December 15, 2018 for public business entities. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. An entity may choose to use either (1) its effective date or (2) the beginning of the earliest comparative period presented in the financial statements as its date of initial application. The Company adopted the new standard on January 1, 2019 and used the effective date as its date of initial application. Consequently, the Company has not adjusted prior period amounts.

The Company has elected the package of practical expedients permitted in ASC Topic 842. Accordingly, the Company accounted for its existing operating leases as operating leases under the new guidance, without reassessing (a) whether the contracts contain a lease under ASC Topic 842, (b) whether classification of the operating leases would be different in accordance with ASC Topic 842, or (c) whether the unamortized initial direct costs would have met the definition of initial direct costs in ASC Topic 842 at lease commencement.

The most significant impact from the adoption of this standard was the recognition of right-of-use, or ROU, assets and lease obligations on the balance sheet for operating leases. This standard did not have a material impact on the Company’s cash flows from operations and operating results. As a result of the adoption of the new lease accounting guidance, the Company recognized on January 1, 2019 (a) a lease liability of approximately $227,000, which represents the present value of the remaining lease payments of approximately $239,000, discounted using the Company’s incremental borrowing rate of 9.41%, and (b) a right-of-use asset of approximately $227,000 which represents the lease liability of  $227,000. The ROU asset is being amortized over the remaining term of the lease of twelve months from January 1, 2019.

Recent Accounting Pronouncements Not Yet Effective

In August 2018, the FASB issued No. ASU 2018‑13, Changes to the Disclosure Requirements for Fair Value Measurement (Topic 820). This ASU eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of its disclosure framework project. This ASU is effective for fiscal years beginning after December 15, 2019, including interim periods within that fiscal year, with early adoption permitted. The Company is currently assessing whether these amendments will have a material effect on its financial statements.

Recently Adopted Accounting Pronouncements

Restricted Cash

In November  2016, the FASB issued ASU No. 2016-18, Statement  of Cash Flows: Restricted  Cash. This ASU requires changes in restricted cash during the period to be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts  shown on the statement  of cash flows. If cash, cash equivalents and restricted cash are presented in more than one line item on the balance sheet, the new guidance requires a reconciliation  of the total in the statement  of cash flows to the related captions in the balance sheet. This guidance is effective for fiscal periods beginning after December 15, 2017 and interim periods within that fiscal year, with early adoption permitted.  The amendments in this ASU should be applied retrospectively to all periods presented. The Company  adopted the guidance on a retrospective basis on January  1, 2018 and the beginning and ending of cash and cash equivalents for all periods presented in our statements  of cash flows include restricted cash.

Non-employee Share-Based Payment Accounting

In June 2018, FASB issued ASU No. 2018-07, “Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee  Share-Based Payment Accounting” (“ASU 2018-07”). This new guidance changes the accounting  for non-employee share-based  payments to align with the accounting  for employee stock compensation. The Company  early adopted  the guidance as of January  1, 2018 and the impact to its financial statements  was not material.

Recent Accounting Pronouncements Not Yet Effective

Lease Accounting

In February 2016, the Financial  Accounting  Standards Board (“FASB”) issued ASU No. 2016-02. This standard introduces the new leases standard that applies a right-of-use (“ROU”) model and requires a lessee to record, for all leases with a lease term of more than 12 months,  an asset representing its right to use the underlying asset and a liability to make lease payments. For leases with a term of 12 months or less, a practical expedient is available whereby a lessee may elect, by class of underlying asset, not to recognize an ROU asset or lease liability. At inception, lessees must classify all leases as either finance or operating  based on five criteria. Balance sheet recognition of finance and operating  leases is similar, but the pattern of expense recognition in the income statement, as well as the effect on the statement  of cash flows, differs depending on the lease classification. This ASU is effective for public entities for annual periods beginning after December 15, 2018, and interim periods within those years. Early adoption is permitted  for all entities. The Company  is currently assessing whether these amendments will have a material effect on its financial statements.

In August 2018, the FASB issued No. ASU 2018-13, Changes to the Disclosure Requirements for Fair Value Measurement (Topic 820). This ASU eliminates, adds and modifies certain disclosure requirements for fair value measurements  as part of its disclosure framework  project. This ASU is effective for fiscal years beginning after December 15, 2019, including interim periods within that fiscal year, with early adoption permitted.  The Company  is currently assessing whether these amendments will have a material effect on its financial statements.